Accounting policies - Valuation techniques - FV of financial assets and liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial assets	$ 1,407,320	$ 1,361,558
Financial liabilities	1,299,114	1,259,588
Fair value
Financial instruments
Financial assets	594,290	540,023
Financial liabilities	434,848	369,304
Fair value | Level 1
Financial instruments
Financial assets	312,839	235,241
Financial liabilities	324	689
Fair value | Level 2 and 3
Financial instruments
Financial assets	281,451	304,782
Financial liabilities	434,524	368,615
Financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	153,600	255,481
Financial liabilities at fair value through profit or loss | Fair value | Level 1
Financial instruments
Financial liabilities	324	689
Financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	153,276	254,792
Financial liabilities designated at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	273,725	105,430
Financial liabilities designated at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	273,725	105,430
Hedging derivatives category | Fair value
Financial instruments
Financial liabilities	7,523	8,393
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	7,523	8,393
Financial assets at fair value through profit or loss category | Fair value
Financial instruments
Financial assets	268,127	267,524
Financial assets at fair value through profit or loss category | Fair value | Level 1
Financial instruments
Financial assets	111,259	109,858
Financial assets at fair value through profit or loss category | Fair value | Level 2 and 3
Financial instruments
Financial assets	156,868	157,666
Financial assets designated at fair value through profit or loss | Fair value
Financial instruments
Financial assets	79,927	107,425
Financial assets designated at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial assets	79,927	107,425
Financial assets at fair value through other comprehensive income category | Fair value
Financial instruments
Financial assets	236,980	155,789
Financial assets at fair value through other comprehensive income category | Fair value | Level 1
Financial instruments
Financial assets	201,580	125,383
Financial assets at fair value through other comprehensive income category | Fair value | Level 2 and 3
Financial instruments
Financial assets	35,400	30,406
Hedging derivatives category | Fair value
Financial instruments
Financial assets	9,256	9,285
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial assets	$ 9,256	$ 9,285